                        SUPPLEMENT DATED MAY 1, 2019 TO

              PROSPECTUS DATED MAY 1, 2013 (AS SUPPLEMENTED) FOR

         FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

This supplement updates certain information contained in your variable annuity prospectus. Specifically, this supplement provides updates with respect to the following:

    a. Notice Regarding Fund and Portfolio Shareholder Reports
    b. Asset Allocation Model Update

Please read the supplement carefully and keep it with your prospectus for future reference.

    a. Notice Regarding Fund and Portfolio Shareholder Reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, we will no longer send you paper copies of shareholder reports for the Portfolios of the Funds offered under the contract ("Reports") unless you specifically request paper copies from us. Instead, the Reports will be made available on a website. We will notify you by mail each time a Report is posted. The notice will provide website links to access the Reports as well as instructions for requesting paper copies. If you wish to continue to receive Reports in paper free of charge from us, please call (800) 352-9910. Your election to receive Reports in paper will apply to all underlying Funds and Portfolios available under your contract.

If you have already elected to receive Reports electronically, you will not be affected by this change and you need not take any action. If you wish to receive the Reports and other SEC disclosure documents from us electronically, please contact us at (800) 352-9910 or visit genworth.com to register.

    b. Asset Allocation Program -- Model Update

Effective after the close of business July 19, 2019, the Asset Allocation Models under the Asset Allocation Program will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for the Asset Allocation Models, before and after the update, are provided on the following pages.

Please refer to your contract and, specifically, the "Asset Allocation Program" section of your variable annuity prospectus for more information about the Asset Allocation Program and your options regarding updates to the Asset Allocation Models. In addition, if you have invested in an optional living benefit rider, please refer to your contract and your variable annuity prospectus for information regarding the Investment Strategy required for your living benefit rider.

The current Asset Allocation Models and the updated Asset Allocation Models are provided in the tables below.

48928 SUPP 5/1/19

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                         Current through July 19, 2019

                                                 Portfolios                      40/60 Model 60/40 Model 70/30 Model
--------------------------------------------------------------------------------------------------------------------
Equities
--------------------------------------------------------------------------------------------------------------------
Large Cap Growth              CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1       2%          3%          4%
                              --------------------------------------------------------------------------------------
                              Fidelity VIP Contrafund(R)\\ \\Portfolio --
                              Service Class 2                                         2%          3%          4%
--------------------------------------------------------------------------------------------------------------------
Large Cap Value               BlackRock Basic Value V.I. Fund -- Class III
                              Shares                                                  2%          3%          4%
                              --------------------------------------------------------------------------------------
                              Fidelity VIP Equity-Income Portfolio -- Service
                              Class 2                                                 2%          3%          4%
--------------------------------------------------------------------------------------------------------------------
Large Cap Core                Invesco V.I. Core Equity Fund -- Series I shares        9%         13%         14%
                              --------------------------------------------------------------------------------------
                              Oppenheimer Main Street Fund(R)/VA -- Service
                              Shares                                                  9%         13%         14%
--------------------------------------------------------------------------------------------------------------------
Mid Cap Core                  Fidelity VIP Mid Cap Portfolio -- Service Class 2       4%          5%          6%
--------------------------------------------------------------------------------------------------------------------
Small Cap Core                Oppenheimer Main Street Small Cap Fund(R)/ //VA
                              -- Service Shares                                       1%          2%          2%
--------------------------------------------------------------------------------------------------------------------
Global Equity                 Oppenheimer Global Fund/VA -- Service Shares            1%          2%          2%
--------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth      Invesco V.I. International Growth Fund -- Series
                              II shares                                               2%          4%          5%
--------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AB International Value Portfolio -- Class B             2%          3%          4%
--------------------------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural Resources Portfolio --
                              Class II Shares                                         3%          4%          5%
--------------------------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      State Street Real Estate Securities V.I.S. Fund
                              -- Class 1 Shares                                       1%          2%          2%
--------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                 40%         60%         70%
--------------------------------------------------------------------------------------------------------------------

Fixed Income
--------------------------------------------------------------------------------------------------------------------
Long Duration                 PIMCO VIT Long-Term U.S. Government Portfolio --
                              Administrative Class Shares                             5%          3%          3%
--------------------------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade Bond Portfolio --
                              Service Class 2                                        15%         10%          7%
                              --------------------------------------------------------------------------------------
                              PIMCO VIT Total Return Portfolio --
                              Administrative Class Shares                            16%         11%          8%
--------------------------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration Portfolio --
                              Administrative Class Shares                             4%          3%          2%
--------------------------------------------------------------------------------------------------------------------
Treasury Inflation-Protected  American Century VP Inflation Protection Fund --
Securities                    Class II                                                8%          5%          4%
--------------------------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield Portfolio -- Administrative
                              Class Shares                                            4%          3%          2%
--------------------------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate Income Fund                8%          5%          4%
--------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                             60%         40%         30%
--------------------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

            Effective after the close of business on July 19, 2019

                                                 Portfolios                      40/60 Model 60/40 Model 70/30 Model
--------------------------------------------------------------------------------------------------------------------
Equities
--------------------------------------------------------------------------------------------------------------------
Large Cap Growth              CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1       2%          3%          4%
                              --------------------------------------------------------------------------------------
                              Fidelity VIP Contrafund(R)\\ \\Portfolio --
                              Service Class 2                                         2%          3%          4%
--------------------------------------------------------------------------------------------------------------------
Large Cap Value               BlackRock Basic Value V.I. Fund -- Class III
                              Shares                                                  2%          3%          4%
                              --------------------------------------------------------------------------------------
                              Fidelity VIP Equity-Income Portfolio -- Service
                              Class 2                                                 2%          3%          4%
--------------------------------------------------------------------------------------------------------------------
Large Cap Core                Invesco V.I. Core Equity Fund -- Series I shares        9%         13%         14%
                              --------------------------------------------------------------------------------------
                              Oppenheimer Main Street Fund(R)/VA -- Service
                              Shares                                                  9%         13%         14%
--------------------------------------------------------------------------------------------------------------------
Mid Cap Core                  Fidelity VIP Mid Cap Portfolio -- Service Class 2       4%          5%          6%
--------------------------------------------------------------------------------------------------------------------
Small Cap Core                Oppenheimer Main Street Small Cap Fund(R)/ //VA
                              -- Service Shares                                       1%          2%          2%
--------------------------------------------------------------------------------------------------------------------
Global Equity                 Oppenheimer Global Fund/VA -- Service Shares            1%          2%          2%
--------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth      Invesco V.I. International Growth Fund -- Series
                              II shares                                               2%          4%          5%
--------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AB International Value Portfolio -- Class B             2%          3%          4%
--------------------------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural Resources Portfolio --
                              Class II Shares                                         3%          4%          5%
--------------------------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      State Street Real Estate Securities V.I.S. Fund
                              -- Class 1 Shares                                       1%          2%          2%
--------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                 40%         60%         70%
--------------------------------------------------------------------------------------------------------------------

Fixed Income
--------------------------------------------------------------------------------------------------------------------
Long Duration                 PIMCO VIT Long-Term U.S. Government Portfolio --
                              Administrative Class Shares                             6%          4%          4%
--------------------------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade Bond Portfolio --
                              Service Class 2                                        15%         10%          7%
                              --------------------------------------------------------------------------------------
                              PIMCO VIT Total Return Portfolio --
                              Administrative Class Shares                            15%         10%          7%
--------------------------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration Portfolio --
                              Administrative Class Shares                             4%          3%          2%
--------------------------------------------------------------------------------------------------------------------
Treasury Inflation-Protected  American Century VP Inflation Protection Fund --
Securities                    Class II                                                8%          5%          4%
--------------------------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield Portfolio -- Administrative
                              Class Shares                                            6%          4%          3%
--------------------------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate Income Fund                6%          4%          3%
--------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                             60%         40%         30%
--------------------------------------------------------------------------------------------------------------------